Schedule of New Accounting Pronouncements and Changes in Accounting Principles (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 1	$ 8,599,859
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 2	4,735,026
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 3	(7,310,808)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 4	(8,058,784)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 5	1,289,051
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 6	(3,323,758)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 7	3,204,718
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 8	5,311,973
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 9	(1,915,667)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 10	(8,635,731)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 11	0
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 12	262,305
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 13	(1,915,667)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 14	(8,373,426)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 15	600,823
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 16	3,795,020
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 17	(1,314,844)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 18	(4,578,406)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 19	(26,946)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 20	(117,539)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 21	(1,341,790)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 22	(4,695,945)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 23	(0.01)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 24	(0.05)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 25	88,783,972
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 26	$ 84,867,822